Loans (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Recorded investment in past due loans
30-59 Days Past Due	$ 466	$ 1,170
60-89 Days Past Due	267	327
90 or More Days Past Due	717	2,869
Total Past Due	1,450	4,366
Loans Not Past Due	268,189	213,461
Total	269,639	217,827
Commercial real estate [Member] | Commercial real estate [Member]
Recorded investment in past due loans
30-59 Days Past Due	38	0
60-89 Days Past Due	217	30
90 or More Days Past Due	204	922
Total Past Due	459	952
Loans Not Past Due	59,001	54,557
Total	59,460	55,509
Commercial real estate [Member] | Secured by farm land [Member]
Recorded investment in past due loans
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
90 or More Days Past Due	0	0
Total Past Due	0	0
Loans Not Past Due	23,218	11,628
Total	23,218	11,628
Commercial real estate [Member] | Construction and Land Development [Member]
Recorded investment in past due loans
30-59 Days Past Due	0	856
60-89 Days Past Due	0	0
90 or More Days Past Due	0	396
Total Past Due	0	1,252
Loans Not Past Due	8,668	3,566
Total	8,668	4,818
Commercial [Member] | Commercial and industrial [Member]
Recorded investment in past due loans
30-59 Days Past Due	156	37
60-89 Days Past Due	0	0
90 or More Days Past Due	20	597
Total Past Due	176	634
Loans Not Past Due	37,090	29,581
Total	37,266	30,215
Commercial [Member] | Agricultural production [Member]
Recorded investment in past due loans
30-59 Days Past Due	9	0
60-89 Days Past Due	0	0
90 or More Days Past Due	0	0
Total Past Due	9	0
Loans Not Past Due	12,200	3,781
Total	12,209	3,781
Residential real estate [Member] | Construction and Land Development [Member]
Recorded investment in past due loans
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
90 or More Days Past Due	0	0
Total Past Due	0	0
Loans Not Past Due	958	681
Total	958	681
Residential real estate [Member] | One-to-four Family [Member]
Recorded investment in past due loans
30-59 Days Past Due	191	245
60-89 Days Past Due	0	297
90 or More Days Past Due	491	572
Total Past Due	682	1,114
Loans Not Past Due	68,663	55,094
Total	69,345	56,208
Residential real estate [Member] | Multifamily [Member]
Recorded investment in past due loans
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
90 or More Days Past Due	0	0
Total Past Due	0	0
Loans Not Past Due	18,650	17,001
Total	18,650	17,001
Residential real estate [Member] | Home Equity [Member]
Recorded investment in past due loans
30-59 Days Past Due	14	0
60-89 Days Past Due	40	0
90 or More Days Past Due	0	382
Total Past Due	54	382
Loans Not Past Due	31,445	29,906
Total	31,499	30,288
Consumer [Member] | Auto Direct [Member]
Recorded investment in past due loans
30-59 Days Past Due	57	1
60-89 Days Past Due	0	0
90 or More Days Past Due	2	0
Total Past Due	59	1
Loans Not Past Due	5,400	3,896
Total	5,459	3,897
Consumer [Member] | Auto Indirect [Member]
Recorded investment in past due loans
30-59 Days Past Due	0	17
60-89 Days Past Due	10	0
90 or More Days Past Due	0	0
Total Past Due	10	17
Loans Not Past Due	1,114	2,804
Total	1,124	2,821
Consumer [Member] | Other [Member]
Recorded investment in past due loans
30-59 Days Past Due	1	14
60-89 Days Past Due	0	0
90 or More Days Past Due	0	0
Total Past Due	1	14
Loans Not Past Due	1,782	966
Total	$ 1,783	$ 980